Leases - Disclosure of Quantitative Information about Right-of-Use Assets (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Disclosure of quantitative information about right-of-use assets [line items]
Net carrying amount	¥ 362,647	¥ 384,835
Depreciation	91,198	97,102
Land and buildings [member]
Disclosure of quantitative information about right-of-use assets [line items]
Net carrying amount	313,222	335,499
Depreciation	71,912	73,160
Other assets [member]
Disclosure of quantitative information about right-of-use assets [line items]
Net carrying amount	49,425	49,336
Depreciation	¥ 19,286	¥ 23,942